Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
June 30, 2024
SFR-NPRT3-0824
1.924296.112
Bank Loan Obligations - 90.3%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 13.25% 3/19/26 (b)(c)(d)	296,633	297,004
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/28 (c)(d)(e)	190,000	190,760
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5911% 12/31/27 (b)(c)(d)	261,017	261,343
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 1/21/31 (b)(c)(d)	109,725	110,191
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8266% 4/21/31 (b)(c)(d)	240,000	241,200
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0798% 8/24/28 (b)(c)(d)	1,042,304	1,043,826
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 3/22/30 (b)(c)(d)	197,744	198,060
TOTAL AEROSPACE		2,342,384
Air Transportation - 1.3%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3362% 4/20/28 (b)(c)(d)	410,826	423,878
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8474% 3/21/31 (b)(c)(d)	204,488	204,551
Echo Global Logistics, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1939% 11/23/28 (b)(c)(d)	550,160	542,766
CME Term SOFR 3 Month Index + 4.750% 10.1939% 11/23/28 (b)(c)(d)(f)	338,963	338,963
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7436% 7/2/27 (b)(c)(d)	558,000	568,842
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 3/17/30 (b)(c)(d)	368,433	368,647
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (b)(c)(d)	184,588	188,762
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0936% 2/24/31 (b)(c)(d)	528,675	529,146
TOTAL AIR TRANSPORTATION		3,165,555
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 3/5/28 (b)(c)(d)	439,312	428,922
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6769% 4/13/29 (b)(c)(d)	94,288	94,405
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (b)(c)(d)	498,750	499,373
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9581% 6/3/28 (b)(c)(d)	759,717	734,646
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 4/16/31 (b)(c)(d)	428,069	427,890
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (b)(c)(d)	295,000	287,380
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1749% 2/8/28 (b)(c)(d)	381,087	352,190
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (b)(c)(d)	410,000	412,489
TOTAL AUTOMOTIVE & AUTO PARTS		3,237,295
Banks & Thrifts - 1.4%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 7/29/30 (b)(c)(d)	992,685	995,167
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/19/31 (b)(c)(d)	385,000	384,399
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 12/31/30 (b)(c)(d)	1,095,116	1,094,722
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (c)(d)(e)	520,000	520,000
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4975% 12/22/28 (b)(c)(d)	244,375	243,356
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 12/1/28 (b)(c)(d)	180,375	180,038
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6939% 12/16/28 (b)(c)(d)	29,624	29,550
TOTAL BANKS & THRIFTS		3,447,232
Broadcasting - 1.6%
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 8/19/30 (b)(c)(d)	798,503	798,791
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4292% 8/24/26 (b)(c)(d)	108,555	101,281
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(g)	1,664,487	33,290
term loan 10% 8/2/27 (d)	110,497	153,223
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 12/1/28 (b)(c)(d)	827,216	825,834
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9584% 9/19/26 (b)(c)(d)	443,112	443,972
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 8.0911% 9/30/26 (b)(c)(d)	457,027	424,939
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (b)(c)(d)	142,100	141,878
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7084% 3/24/26 (b)(c)(d)	113,407	113,393
CME Term SOFR 1 Month Index + 3.250% 8.7084% 1/31/29 (b)(c)(d)	801,550	781,511
CME Term SOFR 1 Month Index + 3.500% 8.9437% 1/31/29 (b)(c)(d)	205,000	202,524
TOTAL BROADCASTING		4,020,636
Building Materials - 2.6%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (b)(c)(d)	1,006,608	850,020
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 1/3/29 (b)(c)(d)	487,791	487,225
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0959% 5/23/31 (b)(c)(d)	320,000	319,600
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/19/28 (b)(c)(d)	129,350	129,685
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6939% 10/22/28 (b)(c)(d)	54,719	54,651
CME Term SOFR 1 Month Index + 3.750% 8.8439% 11/3/28 (b)(c)(d)	184,538	184,921
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6/18/31 (c)(d)(e)	200,000	199,750
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5894% 2/10/31 (b)(c)(d)	149,625	149,719
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (b)(c)(d)	1,736,382	1,719,643
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/5/30 (b)(c)(d)	76,800	77,088
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 3/28/31 (b)(c)(d)	150,000	150,782
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.082% 5/14/28 (b)(c)(d)	384,138	370,612
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (b)(c)(d)	678,379	677,531
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8436% 4/2/29 (b)(c)(d)	176,160	176,820
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3436% 9/22/28 (b)(c)(d)	156,889	157,155
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 2/16/28 (b)(c)(d)	234,572	235,013
White Capital Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 10/19/29 (b)(c)(d)	597,988	598,771
TOTAL BUILDING MATERIALS		6,538,986
Cable/Satellite TV - 1.5%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0519% 2/1/27 (b)(c)(d)	1,381,644	1,379,654
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6933% 1/31/28 (b)(c)(d)	775,000	747,271
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9433% 4/15/27 (b)(c)(d)	349,391	289,558
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8288% 1/18/28 (b)(c)(d)	475,234	455,888
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1933% 9/25/28 (b)(c)(d)	80,000	76,980
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9433% 1/31/28 (b)(c)(d)	500,000	477,385
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (b)(c)(d)	405,000	381,640
TOTAL CABLE/SATELLITE TV		3,808,376
Capital Goods - 0.7%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6775% 3/17/30 (b)(c)(d)	460,578	461,730
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 9/28/28 (b)(c)(d)	216,639	214,789
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5906% 1/24/29 (b)(c)(d)	345,303	345,448
Resideo Funding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3379% 2/14/28 (b)(c)(d)	49,871	49,871
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3305% 5/21/31 (b)(c)(d)	170,000	169,470
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7909% 4/11/30 (b)(c)(d)	293,527	294,842
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.5715% 4/16/25 (b)(c)(d)(f)	255,430	240,257
TOTAL CAPITAL GOODS		1,776,407
Chemicals - 4.0%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 12/14/29 (b)(c)(d)	304,238	292,576
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9439% 9/30/28 (b)(c)(d)	842,137	838,676
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1792% 11/24/28 (b)(c)(d)	135,000	128,183
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 11/24/27 (b)(c)(d)	484,694	480,249
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2934% 8/29/29 (b)(c)(d)	107,999	108,088
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 5/29/29 (b)(c)(d)	443,871	444,980
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 11/15/30 (b)(c)(d)	548,625	532,989
CPC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3462% 12/29/27 (b)(c)(d)	239,073	198,730
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 11/1/30 (b)(c)(d)	329,175	330,511
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (b)(c)(d)	849,708	847,465
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2825% 5/27/28 (b)(c)(d)	477,515	462,144
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3596% 7/3/28 (b)(c)(d)	320,233	309,970
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (b)(c)(d)	1,058,095	1,052,614
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8667% 3/15/30 (b)(c)(d)	170,000	154,870
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 3/1/30 (b)(c)(d)	138,600	137,994
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 4/2/29 (b)(c)(d)	493,763	491,911
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2461% 12/1/26 (b)(c)(d)	259,896	241,379
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8257% 4/3/28 (b)(c)(d)	394,339	394,930
CME Term SOFR 1 Month Index + 3.500% 8.8292% 4/3/28 (b)(c)(d)	173,688	174,122
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5764% 11/9/28 (b)(c)(d)	280,716	281,536
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (b)(c)(d)	571,019	571,653
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8295% 3/16/27 (b)(c)(d)	195,000	195,000
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8292% 8/18/28 (b)(c)(d)	805,614	801,586
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (c)(d)(h)	52,096	52,259
CME Term SOFR 1 Month Index + 4.000% 9.3258% 2/21/31 (b)(c)(d)	237,904	238,649
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5939% 9/22/28 (b)(c)(d)	143,528	143,964
TOTAL CHEMICALS		9,907,028
Consumer Products - 2.6%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6779% 2/7/29 (b)(c)(d)	491,044	484,602
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8439% 12/26/28 (b)(c)(d)	436,706	436,160
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 12/25/28 (b)(c)(d)	864,366	863,934
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 12/13/29 (b)(c)(d)	300,442	300,388
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/22/31 (b)(c)(d)	153,994	153,874
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 11/8/27 (b)(c)(d)	598,244	599,243
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 5/17/28 (b)(c)(d)	308,693	306,727
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3295% 1/29/31 (b)(c)(d)	553,613	550,385
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 1/6/28 (b)(c)(d)	95,000	94,406
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0846% 3/13/28 (b)(c)(d)	120,000	120,600
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3555% 12/22/26 (b)(c)(d)	507,236	506,348
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (b)(c)(d)	501,927	500,225
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9618% 10/21/28 (b)(c)(d)	249,263	143,742
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 8/5/28 (b)(c)(d)	492,896	493,852
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3387% 8/1/30 (b)(c)(d)	566,130	569,102
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3462% 12/21/27 (b)(c)(d)	392,570	323,478
TOTAL CONSUMER PRODUCTS		6,447,066
Containers - 2.5%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 3/3/28 (b)(c)(d)	503,840	502,530
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1439% 5/12/31 (b)(c)(d)	961,106	962,961
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1908% 7/1/29 (b)(c)(d)	422,013	422,135
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 3/22/29 (b)(c)(d)	615,000	618,075
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 12/1/27 (b)(c)(d)	544,493	545,081
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 8/4/27 (b)(c)(d)	749,240	749,915
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (b)(c)(d)	513,546	478,882
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 5/1/31 (b)(c)(d)	160,000	160,101
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8435% 9/25/28 (b)(c)(d)	419,250	419,426
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.3439% 8/3/26 (b)(c)(d)	279,167	279,036
CME Term SOFR 1 Month Index + 3.750% 9.4584% 8/1/26 (b)(c)(d)	243,750	243,445
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1939% 1/30/27 (b)(c)(d)	503,928	504,663
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 8/12/28 (b)(c)(d)	113,787	114,364
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5792% 4/21/31 (b)(c)(d)	119,700	119,775
TOTAL CONTAINERS		6,120,389
Diversified Financial Services - 4.3%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9584% 2/4/28 (b)(c)(d)	482,192	482,260
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 8/9/30 (b)(c)(d)	629,989	631,961
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5975% 10/31/28 (b)(c)(d)	405,397	406,159
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/10/31 (b)(c)(d)	596,614	594,675
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8295% 12/19/30 (b)(c)(d)	527,311	490,399
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 7/12/28 (b)(c)(d)	238,134	237,689
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 6/27/29 (b)(c)(d)	91,184	91,431
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 2/3/31 (b)(c)(d)	240,000	240,900
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 6/24/28 (b)(c)(d)	121,307	121,118
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 6/30/28 (b)(c)(d)	374,312	373,702
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0973% 2/26/31 (b)(c)(d)	120,000	120,900
CME Term SOFR 1 Month Index + 4.000% 9.3473% 1/26/28 (b)(c)(d)	227,697	229,120
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3346% 1/31/31 (b)(c)(d)	1,595,000	1,594,777
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8346% 4/22/30 (b)(c)(d)	447,187	447,187
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 12/31/49 (b)(c)(d)(f)(g)	49,884	29,930
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (b)(c)(d)	501,626	502,098
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/10/31 (b)(c)(d)	140,000	140,788
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9437% 1/26/28 (b)(c)(d)	279,278	278,896
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3279% 5/16/31 (b)(c)(d)	310,000	310,291
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 6/17/30 (b)(c)(d)	83,155	83,467
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.8295% 4/28/28 (b)(c)(d)	183,015	179,355
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6939% 11/1/29 (b)(c)(d)	220,000	218,735
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1939% 11/8/26 (b)(c)(d)	64,494	64,377
CME Term SOFR 1 Month Index + 4.500% 9.8439% 12/13/28 (b)(c)(d)	535,658	535,524
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0788% 5/16/31 (b)(c)(d)	115,000	114,856
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 2/14/30 (b)(c)(d)	295,000	296,599
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)(g)	201,345	3,230
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 12/1/28 (b)(c)(d)	189,604	189,502
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1936% 11/16/26 (b)(c)(d)	416,050	415,455
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3361% 4/29/26 (b)(c)(d)	202,260	202,628
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/9/27 (b)(c)(d)	606,111	594,746
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/15/27 (b)(c)(d)(f)	410,731	402,516
TOTAL DIVERSIFIED FINANCIAL SERVICES		10,625,271
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8179% 10/28/27 (b)(c)(d)	396,494	385,344
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9846% 2/10/27 (b)(c)(d)	751,556	556,152
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (b)(c)(d)	929,022	734,568
TOTAL DIVERSIFIED MEDIA		1,676,064
Energy - 3.0%
Apro LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 6/26/31 (c)(d)(e)	385,000	384,519
CME Term SOFR 1 Month Index + 3.750% 9.192% 11/14/26 (b)(c)(d)	389,792	389,874
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8362% 10/14/27 (b)(c)(d)	312,073	311,683
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 3/17/28 (b)(c)(d)	271,600	271,261
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3439% 7/20/30 (b)(c)(d)	195,000	194,290
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 11/19/29 (b)(c)(d)	547,527	548,994
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (b)(c)(d)	1,225,160	1,207,297
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (b)(c)(d)	334,019	310,638
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0521% 6/29/29 (b)(c)(d)	500,000	498,985
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 9/29/28 (b)(c)(d)	646,656	652,890
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9292% 10/31/28 (b)(c)(d)	348,007	349,660
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 5/22/31 (b)(c)(d)	155,000	155,831
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (b)(c)(d)	935,300	908,578
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0518% 2/28/30 (b)(c)(d)	198,112	198,565
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0792% 8/1/29 (b)(c)(d)	179,550	179,439
TPF II Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.750% 6.0004% 10/2/25 (b)(c)(d)	115,000	114,287
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 6/22/29 (c)(d)(e)	240,000	238,200
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 5/10/29 (b)(c)(d)	180,000	180,751
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2084% 3/25/28 (b)(c)(d)	312,023	289,636
TOTAL ENERGY		7,385,378
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9584% 9/1/27 (b)(c)(d)	172,500	150,434
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9584% 9/1/27 (b)(c)(d)	570,000	494,714
TOTAL ENTERTAINMENT/FILM		645,148
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2084% 10/8/28 (b)(c)(d)	209,464	210,294
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 11/30/28 (b)(c)(d)	198,228	197,980
CME Term SOFR 1 Month Index + 2.750% 8.0808% 11/30/28 (b)(c)(d)	94,598	94,558
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8439% 11/30/28 (b)(c)(d)	15,190	15,171
CME Term SOFR 1 Month Index + 2.750% 8.0808% 11/30/28 (b)(c)(d)	5,169	5,167
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0936% 6/21/28 (b)(c)(d)	807,228	807,398
TOTAL ENVIRONMENTAL		1,330,568
Food & Drug Retail - 0.8%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1846% 8/1/29 (b)(c)(d)	463,356	462,972
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6792% 2/1/27 (b)(c)(d)	281,597	281,301
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0911% 11/20/27 (b)(c)(d)	397,808	28,841
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (b)(c)(d)	205,000	204,744
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9521% 4/2/29 (b)(c)(d)	527,849	528,509
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (b)(c)(d)	493,532	493,917
TOTAL FOOD & DRUG RETAIL		2,000,284
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1937% 10/1/26 (b)(c)(d)	80,000	71,943
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7084% 10/23/27 (b)(c)(d)	402,920	403,843
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (b)(c)(d)	710,429	542,100
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 2/12/31 (b)(c)(d)	390,000	392,395
Naked Juice LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (b)(c)(d)	621,066	574,970
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (b)(c)(d)	185,000	147,589
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0932% 3/1/29 (b)(c)(d)	145,000	145,544
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	966,747	966,747
TOTAL FOOD/BEVERAGE/TOBACCO		3,245,131
Gaming - 4.3%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 1/26/30 (b)(c)(d)	1,935,450	1,933,631
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (b)(c)(d)	1,017,450	1,016,494
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.864% 3/16/27 (b)(c)(d)	271,600	271,747
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.014% 10/31/29 (b)(c)(d)	311,561	311,839
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0808% 1/27/29 (b)(c)(d)	2,556,594	2,558,204
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 11/25/30 (b)(c)(d)	908,723	908,159
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 5/26/30 (b)(c)(d)	599,885	599,513
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4584% 4/26/28 (b)(c)(d)	277,163	276,519
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 4/26/28 (b)(c)(d)	203,490	202,727
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0805% 4/16/29 (b)(c)(d)	448,175	447,857
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (b)(c)(d)	343,275	344,507
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9584% 5/29/26 (b)(c)(d)	132,866	132,534
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3063% 4/4/29 (b)(c)(d)	780,383	778,432
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 3/14/31 (b)(c)(d)	817,950	817,001
TOTAL GAMING		10,599,164
Healthcare - 5.9%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7346% 2/15/29 (b)(c)(d)	309,211	255,742
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 8/24/28 (b)(c)(d)	259,754	260,243
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4439% 11/8/27 (b)(c)(d)	211,781	212,576
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5776% 2/12/28 (b)(c)(d)	167,450	167,755
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/9/31 (b)(c)(d)	435,000	433,586
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1792% 8/1/27 (b)(c)(d)	580,591	578,170
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 11/1/28 (b)(c)(d)	175,164	175,012
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 3/31/29 (b)(c)(d)	304,101	284,240
Endo Finance Holdings, Inc. Tranche B-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8264% 4/23/31 (b)(c)(d)	390,000	389,271
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (b)(c)(d)	1,972,185	1,907,261
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	26,425	26,458
CME Term SOFR 3 Month Index + 5.000% 10.4439% 10/29/27 (b)(c)(d)	388,107	388,592
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4439% 10/29/27 (b)(c)(d)	3,344	3,348
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9846% 1/6/29 (b)(c)(d)	312,800	312,653
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 5/4/28 (b)(c)(d)	1,099,003	1,101,289
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 12/6/28 (b)(c)(d)	487,553	487,958
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 5/5/28 (b)(c)(d)	899,078	899,078
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 4/7/31 (b)(c)(d)	347,407	346,942
Medline Borrower LP:
1LN, term loan CME Term SOFR 1 Month Index + 2.250% 10/21/28 (c)(d)(e)	580,000	580,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/23/28 (b)(c)(d)	1,709,818	1,712,109
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8288% 5/17/31 (b)(c)(d)	502,556	502,556
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5788% 3/17/31 (b)(c)(d)	194,513	194,635
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (b)(c)(d)	583,057	584,515
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 2/21/31 (b)(c)(d)	329,175	328,148
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (b)(c)(d)	1,079,809	1,081,493
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6/20/31 (c)(d)(e)	250,000	249,375
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/30/31 (b)(c)(d)	265,000	264,118
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8206% 12/19/30 (b)(c)(d)	326,914	327,404
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 10/1/28 (b)(c)(d)	94,685	90,674
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.8411% 11/20/26 (b)(c)(d)	284,571	256,723
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 1/8/27 (b)(c)(d)	338,292	338,208
TOTAL HEALTHCARE		14,740,132
Homebuilders/Real Estate - 0.8%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0576% 3/21/31 (b)(c)(d)	220,000	220,275
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.2084% 8/21/25 (b)(c)(d)	16,085	16,080
CME Term SOFR 1 Month Index + 3.000% 8.3319% 1/31/30 (b)(c)(d)	321,656	321,254
CME Term SOFR 1 Month Index + 3.750% 9.0792% 1/31/30 (b)(c)(d)	144,638	145,361
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3689% 1/27/29 (b)(c)(d)	220,626	220,074
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 8/21/30 (b)(c)(d)	402,527	404,037
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 3/15/30 (b)(c)(d)	204,488	204,385
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4584% 1/23/27 (b)(c)(d)	311,014	312,473
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 9/1/27 (b)(c)(d)	284,357	285,494
TOTAL HOMEBUILDERS/REAL ESTATE		2,129,433
Hotels - 1.3%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4459% 9/9/26 (b)(c)(d)	130,414	130,772
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 11/30/29 (b)(c)(d)	73,875	74,111
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/17/31 (b)(c)(d)	304,238	304,009
CME Term SOFR 1 Month Index + 3.000% 7.8439% 8/2/28 (b)(c)(d)	1,475,645	1,474,332
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0952% 11/8/30 (b)(c)(d)	126,445	126,533
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 4/1/31 (b)(c)(d)	497,104	498,138
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.5635% 9/29/28 (b)(c)(d)	734,989	665,165
TOTAL HOTELS		3,273,060
Insurance - 6.1%
Acrisure LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (b)(c)(d)	1,109,956	1,108,313
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/6/30 (b)(c)(d)	722,575	725,285
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (b)(c)(d)	1,104,620	1,102,555
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 11/6/30 (b)(c)(d)	647,506	648,892
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7084% 2/19/28 (b)(c)(d)	692,347	691,433
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (b)(c)(d)	282,866	283,271
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 2/14/31 (b)(c)(d)	952,613	954,527
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4439% 8/19/28 (b)(c)(d)	982,436	970,460
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6939% 8/19/28 (b)(c)(d)	842,836	835,580
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 1/31/28 (b)(c)(d)	1,340,000	1,243,064
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 1/20/29 (b)(c)(d)	630,000	579,405
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 12/23/26 (b)(c)(d)	965,000	956,151
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 7/31/27 (b)(c)(d)	585,338	574,731
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (b)(c)(d)	1,819,802	1,822,987
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (b)(c)(d)	800,000	814,336
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (b)(c)(d)	935,000	935,832
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0846% 9/27/30 (b)(c)(d)	124,064	124,012
CME Term SOFR 1 Month Index + 2.750% 8.0939% 11/23/29 (b)(c)(d)	738,924	738,466
TOTAL INSURANCE		15,109,300
Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 8/17/28 (b)(c)(d)	352,228	352,816
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 2/17/31 (b)(c)(d)	185,000	185,925
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 11/24/28 (b)(c)(d)	260,320	260,536
Bulldog Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/13/31 (c)(d)(e)	180,000	180,675
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0939% 8/9/27 (b)(c)(d)	297,586	298,518
CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/18/28 (b)(c)(d)	370,325	370,788
City Football Group Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.5861% 7/21/28 (b)(c)(d)	908,377	904,689
CME Term SOFR 1 Month Index + 3.500% 7/21/30 (c)(d)(e)	170,000	169,310
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (b)(c)(d)	377,789	379,206
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9584% 7/31/28 (b)(c)(d)	161,592	163,334
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5846% 1/15/30 (b)(c)(d)	630,000	630,920
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5795% 2/12/29 (b)(c)(d)	219,450	220,273
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3439% 8/27/28 (b)(c)(d)	185,250	185,830
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.994% 12/14/26 (b)(c)(d)	268,275	267,604
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8292% 8/25/28 (b)(c)(d)	291,784	291,419
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 3/18/30 (b)(c)(d)	688,155	689,386
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (b)(c)(d)	597,461	535,325
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0911% 12/30/27 (b)(c)(d)	125,000	87,500
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0911% 12/30/26 (b)(c)(d)	130,275	120,722
TOTAL LEISURE		6,294,776
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 8/19/30 (b)(c)(d)	307,679	309,140
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3462% 2/4/28 (b)(c)(d)	147,868	147,794
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1189% 4/13/29 (b)(c)(d)	1,682,581	1,685,206
TOTAL PAPER		1,833,000
Publishing/Printing - 0.5%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3295% 10/30/30 (b)(c)(d)	334,163	334,163
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3359% 8/11/28 (b)(c)(d)	238,203	239,544
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 1/28/29 (b)(c)(d)	195,500	194,890
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 7/8/28 (b)(c)(d)	277,875	272,615
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 13.321% 6/16/26 (b)(c)(d)	199,711	211,693
TOTAL PUBLISHING/PRINTING		1,252,905
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1808% 4/6/28 (b)(c)(d)	286,888	286,959
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3012% 4/10/31 (b)(c)(d)	435,000	434,400
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8462% 7/26/28 (b)(c)(d)	424,125	425,041
TOTAL RAILROAD		1,146,400
Restaurants - 1.2%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 9/23/30 (b)(c)(d)	507,678	505,855
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	336,623	336,694
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7084% 12/1/28 (b)(c)(d)	151,125	151,049
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 10/20/28 (b)(c)(d)	222,716	222,437
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7294% 3/1/26 (b)(c)(d)	355,313	351,482
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 4/1/29 (b)(c)(d)	489,260	474,846
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 8/3/28 (b)(c)(d)	891,360	891,128
TOTAL RESTAURANTS		2,933,491
Services - 11.6%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (b)(c)(d)	2,115,215	2,115,215
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8112% 10/2/28 (b)(c)(d)	209,647	209,647
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3292% 7/30/28 (b)(c)(d)	767,723	768,637
CME Term SOFR 1 Month Index + 4.250% 9.5792% 7/31/28 (b)(c)(d)	740,000	740,555
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 5/14/28 (b)(c)(d)	1,489,747	1,483,371
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3436% 2/15/29 (b)(c)(d)	156,800	157,322
CME Term SOFR 1 Month Index + 4.000% 9.4584% 1/23/27 (b)(c)(d)	676,800	677,646
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1937% 1/31/28 (b)(c)(d)	110,448	110,172
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.71% 11/16/28 (b)(c)(d)	156,400	157,052
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.46% 11/16/28 (b)(c)(d)	539,539	538,865
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0806% 7/9/28 (b)(c)(d)	414,375	414,818
Aramark Services, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 6/24/30 (b)(c)(d)	74,566	74,603
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7084% 6/30/28 (b)(c)(d)	161,770	162,336
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (b)(c)(d)	418,950	420,446
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1939% 12/10/29 (b)(c)(d)	180,000	175,590
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 12/10/28 (b)(c)(d)	1,202,888	1,201,168
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4439% 3/16/29 (b)(c)(d)	67,730	67,561
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/31/28 (b)(c)(d)	284,288	285,354
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (b)(c)(d)	1,007,497	1,010,298
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3346% 5/2/30 (b)(c)(d)	155,000	155,775
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 12/30/28 (b)(c)(d)	633,401	633,344
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 9/30/28 (b)(c)(d)	199,508	199,673
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 6/2/28 (b)(c)(d)	1,027,110	1,010,234
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 8/16/28 (b)(c)(d)	334,455	333,702
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 8/1/29 (b)(c)(d)	617,412	614,874
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 10/21/28 (b)(c)(d)	441,663	443,527
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8257% 3/3/28 (b)(c)(d)	495,034	496,351
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (b)(c)(d)	158,000	104,280
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (b)(c)(d)	576,426	433,761
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (b)(c)(d)	445,205	359,503
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1937% 7/30/26 (b)(c)(d)	508,248	509,564
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8439% 12/1/27 (b)(c)(d)	362,813	364,369
CME Term SOFR 1 Month Index + 3.750% 9.2084% 12/1/27 (b)(c)(d)	149,625	150,560
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8387% 10/21/30 (b)(c)(d)	418,950	419,738
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3461% 4/3/28 (b)(c)(d)	365,530	364,919
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7084% 4/21/27 (b)(c)(d)	305,107	190,979
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 6/12/30 (b)(c)(d)	1,231,312	1,235,167
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 1/15/26 (b)(c)(d)	170,000	170,486
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (b)(c)(d)	1,366,200	1,283,654
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5745% 7/25/30 (b)(c)(d)	566,768	566,677
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5745% 8/14/26 (b)(c)(d)	432,373	395,081
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (b)(c)(d)	530,000	532,873
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8232% 2/10/31 (b)(c)(d)	320,000	321,920
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1952% 12/16/26 (b)(c)(d)	378,566	379,827
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 2/24/28 (b)(c)(d)	402,193	402,136
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (b)(c)(d)	213,355	195,175
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (b)(c)(d)	1,986,094	1,683,215
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0844% 9/10/29 (b)(c)(d)	1,055,000	963,743
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (b)(c)(d)	608,475	609,424
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5939% 4/14/29 (b)(c)(d)	316,000	321,925
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (b)(c)(d)	651,491	654,084
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 2/14/31 (b)(c)(d)	972,563	980,158
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5767% 2/24/31 (b)(c)(d)	294,263	292,547
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0939% 11/3/29 (b)(c)(d)	163,340	163,545
TOTAL SERVICES		28,707,446
Steel - 0.2%
Zekelman Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5936% 1/24/31 (b)(c)(d)	475,822	475,993
Super Retail - 3.2%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 11/6/27 (b)(c)(d)	141,016	140,928
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 7/24/28 (b)(c)(d)	248,625	117,724
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3288% 2/3/29 (b)(c)(d)	186,667	186,842
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (b)(c)(d)	272,281	204,891
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 3/5/28 (b)(c)(d)	5,879,848	5,870,676
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 6/5/31 (b)(c)(d)	175,000	174,384
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1775% 6/6/31 (b)(c)(d)	317,778	312,127
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 4/15/28 (b)(c)(d)	446,909	400,390
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6939% 10/20/28 (b)(c)(d)	442,125	429,829
TOTAL SUPER RETAIL		7,837,791
Technology - 15.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (b)(c)(d)	240,365	240,264
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0846% 2/3/31 (b)(c)(d)	55,000	55,103
CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (b)(c)(d)	165,000	165,310
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8989% 10/8/27 (b)(c)(d)	182,387	182,869
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (b)(c)(d)	783,089	535,993
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (b)(c)(d)	661,850	666,324
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 2/15/29 (b)(c)(d)	1,376,809	1,370,792
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/11/29 (b)(c)(d)	280,771	282,262
BYJU's Alpha, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)(g)	399,098	84,808
Tranche DD 1 term loan CME Term SOFR 3 Month Index + 8.000% 4/3/26 (c)(d)(f)(h)	3,414	3,414
Tranche DD 2 term loan CME Term SOFR 3 Month Index + 8.000% 13.3319% 4/3/26 (b)(c)(d)(f)	3,414	3,414
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/31/31 (b)(c)(d)	846,534	847,592
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 7/6/29 (b)(c)(d)	544,743	536,507
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3222% 3/29/29 (b)(c)(d)	1,591,029	1,588,642
CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/24/31 (b)(c)(d)	245,000	245,497
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 7/2/29 (b)(c)(d)	700,843	700,317
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 4/4/26 (b)(c)(d)	480,248	430,850
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (b)(c)(d)	613,720	608,350
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5605% 2/10/28 (b)(c)(d)	347,388	341,236
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (d)	160,000	159,067
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 5/1/31 (b)(c)(d)	967,575	961,528
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8439% 3/3/31 (b)(c)(d)	220,000	220,275
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 10/16/26 (b)(c)(d)	1,256,161	1,222,923
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3439% 2/19/29 (b)(c)(d)	445,000	394,493
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2084% 3/31/29 (b)(c)(d)	95,000	92,625
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (b)(c)(d)	402,563	401,054
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 8/7/30 (b)(c)(d)	30,000	30,075
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9439% 10/7/29 (b)(c)(d)	741,099	743,878
Epicor Software Corp.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.5784% 5/23/31 (b)(c)(d)	219,273	220,065
CME Term SOFR 1 Month Index + 3.750% 9.0657% 7/31/27 (b)(c)(d)	249,375	250,275
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/23/31 (c)(d)(h)	25,727	25,820
Gen Digital, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 1.750% 7.0939% 9/12/29 (b)(c)(d)	83,957	83,612
CME Term SOFR 1 Month Index + 2.000% 7.0779% 9/12/29 (b)(c)(d)	788,271	785,031
Go Daddy Operating Co. LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 11/12/29 (b)(c)(d)	236,113	236,344
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0939% 6/2/31 (b)(c)(d)	360,937	360,468
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0846% 7/15/30 (b)(c)(d)	168,926	169,168
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (b)(c)(d)	279,787	280,581
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (b)(c)(d)	69,709	69,907
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.500% 7.3439% 5/30/31 (b)(c)(d)	135,000	134,831
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 3/1/29 (b)(c)(d)	1,116,864	1,114,250
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/3/28 (b)(c)(d)	2,018,616	2,015,245
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5792% 2/23/29 (b)(c)(d)	250,000	248,320
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 6/6/31 (b)(c)(d)	605,000	598,950
MKS Instruments, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 8/17/29 (c)(d)(e)	50,000	49,990
CME Term SOFR 1 Month Index + 2.500% 7.8279% 8/17/29 (b)(c)(d)	452,994	452,899
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (c)(d)(e)	1,185,000	1,155,008
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1795% 3/27/29 (b)(c)(d)	471,675	475,802
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5939% 1/31/30 (b)(c)(d)	560,415	562,589
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 2/1/28 (b)(c)(d)	1,644,304	1,643,614
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4584% 3/19/28 (b)(c)(d)	89,653	89,597
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (b)(c)(d)	2,731,732	2,729,082
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (b)(c)(d)	615,000	616,408
Project Boost Purchaser LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 5/30/26 (b)(c)(d)	358,125	358,175
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 8/31/28 (b)(c)(d)	745,059	745,342
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1924% 5/15/28 (b)(c)(d)	953,627	432,193
CME Term SOFR 1 Month Index + 6.250% 11.6924% 5/15/28 (b)(c)(d)	222,106	224,189
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 4/22/28 (b)(c)(d)	758,857	736,721
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9439% 9/30/28 (b)(c)(d)	249,478	241,175
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5973% 4/8/30 (b)(c)(d)	739,621	738,578
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/23/29 (b)(c)(d)	158,404	159,461
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9584% 8/11/28 (b)(c)(d)	229,771	227,761
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 5/9/31 (b)(c)(d)	782,973	783,850
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5792% 8/31/28 (b)(c)(d)	218,075	218,465
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 5/30/30 (b)(c)(d)	140,188	140,363
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/10/31 (b)(c)(d)	2,320,008	2,327,548
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0922% 6/13/31 (b)(c)(d)	615,000	613,463
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 3/27/28 (b)(c)(d)	286,958	288,154
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 4/14/31 (b)(c)(d)	508,800	509,436
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 10/30/27 (b)(c)(d)	331,346	307,138
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 3/19/31 (b)(c)(d)	120,000	120,900
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 9/28/29 (b)(c)(d)	472,015	471,501
TOTAL TECHNOLOGY		37,127,731
Telecommunications - 3.3%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3286% 10/31/27 (b)(c)(d)	469,063	402,610
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (b)(c)(d)	1,185,674	867,522
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (b)(c)(d)	18,956	19,145
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (b)(c)(d)	718,498	583,183
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (b)(c)(d)	1,143,837	205,891
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 7/31/25 (c)(d)(e)(f)	43,287	43,287
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 9/13/29 (b)(c)(d)	288,980	271,913
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 10/2/27 (b)(c)(d)	264,182	251,377
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 1/30/31 (b)(c)(d)	730,000	730,606
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.264% 10/6/29 (b)(c)(d)	863	700
Frontier Communications Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 6/20/31 (c)(d)(e)	760,000	758,100
CME Term SOFR 1 Month Index + 3.750% 9.2084% 10/8/27 (b)(c)(d)	1,169,198	1,167,152
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (b)(c)(d)	146,861	106,474
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (b)(c)(d)	178,193	165,720
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/17/31 (c)(d)(e)	155,000	155,194
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0732% 8/1/29 (b)(c)(d)	265,556	252,057
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 9/25/26 (b)(c)(d)	431,553	348,569
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.35% 1/27/31 (b)(c)(d)	224,438	224,579
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6939% 9/21/27 (b)(c)(d)	85,361	85,218
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 3/9/27 (b)(c)(d)	1,763,763	1,530,805
TOTAL TELECOMMUNICATIONS		8,170,102
Textiles/Apparel - 0.4%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5871% 2/20/29 (b)(c)(d)	461,522	464,407
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/23/28 (b)(c)(d)	61,069	60,782
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7084% 4/16/28 (b)(c)(d)	426,800	427,001
TOTAL TEXTILES/APPAREL		952,190
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 5/7/28 (b)(c)(d)	364,688	308,770
Utilities - 1.3%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 1/20/31 (b)(c)(d)	993,461	993,680
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8439% 8/22/29 (b)(c)(d)	275,130	276,505
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8439% 6/23/27 (b)(c)(d)	270,000	270,759
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 1/21/28 (b)(c)(d)	154,589	154,804
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3308% 3/2/27 (b)(c)(d)	837,115	838,739
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3439% 12/20/30 (b)(c)(d)	665,323	665,429
TOTAL UTILITIES		3,199,916
TOTAL BANK LOAN OBLIGATIONS (Cost $230,098,800)		224,119,938

Nonconvertible Bonds - 5.1%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc. 6.375% 3/1/29 (i)	355,000	356,790
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	110,000	109,022
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	57,424	56,728
TOTAL AIR TRANSPORTATION		165,750
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	150,000	151,808
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(c)(i)	1,635,000	1,649,296
TOTAL AUTOMOTIVE & AUTO PARTS		1,801,104
Broadcasting - 0.4%
DISH Network Corp. 11.75% 11/15/27 (i)	675,000	661,837
Univision Communications, Inc.:
6.625% 6/1/27 (i)	255,000	244,122
8.5% 7/31/31 (i)	145,000	140,844
TOTAL BROADCASTING		1,046,803
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	210,000	222,794
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	140,000	130,885
5.375% 6/1/29 (i)	285,000	259,283
TOTAL CABLE/SATELLITE TV		390,168
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	30,000	31,001
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	5,117
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	211,594
TOTAL CHEMICALS		216,711
Energy - 0.4%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	35,000	34,808
7% 6/15/25 (i)	100,000	99,973
8.375% 1/15/29 (i)	250,000	257,678
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	519,000	477,484
6.75% 9/15/25 (i)	120,000	116,489
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	94,500	94,333
TOTAL ENERGY		1,080,765
Gaming - 0.5%
Caesars Entertainment, Inc. 7% 2/15/30 (i)	135,000	137,927
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	875,000	796,828
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (i)	10,000	10,263
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	300,000	298,092
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	35,000	34,526
4.25% 12/1/26 (i)	50,000	48,219
TOTAL GAMING		1,325,855
Healthcare - 0.0%
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	85,000	85,962
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	435,000	359,270
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	335,000	328,060
TOTAL HOMEBUILDERS/REAL ESTATE		687,330
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc. 7.5% 11/6/30 (i)	365,000	365,253
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (i)	295,000	295,468
TOTAL INSURANCE		660,721
Leisure - 0.1%
Carnival Corp. 7.625% 3/1/26 (i)	80,000	80,791
Royal Caribbean Cruises Ltd. 8.25% 1/15/29 (i)	145,000	153,102
TOTAL LEISURE		233,893
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	15,741
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	135,000	118,611
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	90,000	97,262
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	120,000	115,200
The GEO Group, Inc. 8.625% 4/15/29 (i)	50,000	51,210
TOTAL SERVICES		263,672
Super Retail - 0.2%
Carvana Co. 5.625% 10/1/25 (i)	135,000	131,623
EG Global Finance PLC 12% 11/30/28 (i)	365,000	388,607
TOTAL SUPER RETAIL		520,230
Technology - 0.3%
Cloud Software Group, Inc.:
8.25% 6/30/32 (i)	282,000	287,427
9% 9/30/29 (i)	160,000	155,235
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	80,000	81,228
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (i)	200,000	203,643
TOTAL TECHNOLOGY		727,533
Telecommunications - 1.0%
Altice Financing SA 5.75% 8/15/29 (i)	430,000	312,205
Altice France SA:
5.125% 1/15/29 (i)	80,000	52,198
5.125% 7/15/29 (i)	265,000	174,264
5.5% 1/15/28 (i)	1,000,000	684,887
Frontier Communications Holdings LLC 5% 5/1/28 (i)	160,000	150,735
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	535,000	497,749
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	220,000	206,063
Windstream Escrow LLC 7.75% 8/15/28 (i)	500,000	471,023
TOTAL TELECOMMUNICATIONS		2,549,124
TOTAL NONCONVERTIBLE BONDS (Cost $13,069,859)		12,500,558

Common Stocks - 1.4%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (f)(j)	24,748	114,088
TNT Crane & Rigging LLC warrants 10/31/25 (f)(j)	3,037	0
TOTAL CAPITAL GOODS		114,088
Consumer Products - 0.0%
JOANN, Inc. (f)	121,413	8,371
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (f)	8,389	762,728
Carnelian Point Holdings LP warrants (f)(j)	367	1,072
Lime Tree Bay Ltd. (f)(j)	153	10,817
TOTAL DIVERSIFIED FINANCIAL SERVICES		774,617
Energy - 0.9%
California Resources Corp.	10,479	557,692
California Resources Corp. warrants 10/27/24 (j)	920	16,408
Chesapeake Energy Corp.	9,834	808,256
Chesapeake Energy Corp. (k)	137	11,260
EP Energy Corp. (f)(j)	3,190	4,338
Exxon Mobil Corp.	6,304	725,716
TOTAL ENERGY		2,123,670
Entertainment/Film - 0.1%
New Cineworld Ltd. (f)	8,816	146,963
Restaurants - 0.1%
Old Claimco LLC (f)(j)	15,069	186,856
Telecommunications - 0.0%
GTT Communications, Inc. (f)(j)	3,248	103,579
Utilities - 0.0%
TexGen Power LLC (f)	25,327	25,803
TOTAL COMMON STOCKS (Cost $2,545,214)		3,483,947

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Bank of America Corp. 6.25% (b)(l)	295,000	293,776
Citigroup, Inc. 4.7% (b)(l)	235,000	229,677
JPMorgan Chase & Co. 6.1% (b)(l)	154,000	154,150
TOTAL BANKS & THRIFTS		677,603
Diversified Financial Services - 0.0%
Aircastle Ltd. 5.25% (b)(i)(l)	145,000	139,800
TOTAL PREFERRED SECURITIES (Cost $811,198)		817,403

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (m) (Cost $10,755,411)	10,753,539	10,755,689

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $257,280,482)	251,677,535
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(3,510,068)
NET ASSETS - 100.0%	248,167,467

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $81,237 and $81,493, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,281,088 or 4.9% of net assets.

(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,260 or 0.0% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	12,372,947	47,420,638	49,037,921	600,605	25	-	10,755,689	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	867,300	1,358,232	2,225,532	925	-	-	-	0.0%
Total	13,240,247	48,778,870	51,263,453	601,530	25	-	10,755,689

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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